Elfun International Equity Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.2% †
Australia – 1.6%
BHP Group PLC	152,283	$2,359,288
Brazil – 0.8%
Itau Unibanco Holding S.A. ADR	284,067	1,275,461	(a)
Canada – 1.1%
Brookfield Asset Management Inc., Class A	36,685	1,607,764
China – 1.2%
Alibaba Group Holding Ltd. ADR	9,469	1,841,531	(a,b)
France – 15.3%
Air Liquide S.A.	37,921	4,815,724
AXA S.A.	136,443	2,298,411
BNP Paribas S.A.	80,196	2,329,348
LVMH Moet Hennessy Louis Vuitton SE	9,637	3,516,277
Safran S.A.	37,821	3,333,667
Schneider Electric SE	50,822	4,273,618
Vivendi S.A.	129,138	2,716,428
		23,283,473
Germany – 5.6%
Adidas AG	7,785	1,719,629
Fresenius SE & Company KGaA	17,202	637,196
HeidelbergCement AG	40,565	1,724,183
SAP SE	40,514	4,500,135
		8,581,143
Hong Kong – 3.4%
AIA Group Ltd.	572,167	5,124,769
Ireland – 2.0%
Kerry Group PLC, Class A	25,777	2,975,458
Japan – 29.5%
Daikin Industries Ltd.	28,200	3,390,576
Disco Corp.	14,500	2,809,778
FANUC Corp.	13,000	1,730,216
Fast Retailing Company Ltd.	5,920	2,405,986
Hoya Corp.	58,852	4,984,343
Kao Corp.	43,100	3,497,295
Keyence Corp.	8,200	2,625,901
Komatsu Ltd.	123,100	1,984,243
Mitsubishi UFJ Financial Group Inc.	497,726	1,854,850
Mitsui Fudosan Company Ltd.	48,424	835,108
Murata Manufacturing Company Ltd.	72,791	3,604,370
Nidec Corp.	17,273	886,610
Secom Company Ltd.	30,900	2,545,503
Shimadzu Corp.	119,357	3,102,598
Shiseido Company Ltd.	58,562	3,428,123
SoftBank Group Corp.	55,402	1,953,550
Suzuki Motor Corp.	36,229	859,221
Tokio Marine Holdings Inc.	52,798	2,406,125
		44,904,396

	Number of Shares	Fair Value
Netherlands – 4.1%
ASML Holding N.V.	16,915	$4,436,201
ING Groep N.V.	363,021	1,850,626
		6,286,827
Norway – 1.4%
Equinor ASA	170,506	2,104,387
Portugal – 1.6%
Galp Energia SGPS S.A.	220,329	2,506,814
Sweden – 3.1%
Assa Abloy AB, Class B	181,251	3,378,546
Hexagon AB, Class B	29,837	1,259,734
		4,638,280
Switzerland – 14.9%
Givaudan S.A.	819	2,506,889
Nestle S.A.	69,934	7,121,623
Novartis AG	78,744	6,462,377
Roche Holding AG	20,534	6,572,165
		22,663,054
Taiwan – 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	178,900	1,610,513
United Kingdom – 10.5%
Ashtead Group PLC	112,783	2,433,468
AstraZeneca PLC	65,282	5,806,486
London Stock Exchange Group PLC	35,935	3,209,030
Prudential PLC	207,848	2,599,794
Vodafone Group PLC	1,428,580	1,972,939
		16,021,717
Total Common Stock (Cost $137,188,212)		147,784,875

Short-Term Investments – 1.9%
State Street Institutional Treasury Money Market Fund - Premier Class 0.58%	1,432,796	1,432,796	(c,d)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36%	1,417,625	1,417,625	(c,d)
Total Short-Term Investments (Cost $2,850,421)		2,850,421
Total Investments (Cost $140,038,633)		150,635,296
Other Assets and Liabilities, net – 0.9%		1,373,231

NET ASSETS – 100.0%		$152,008,527

Other Information:

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE	June 2020	15	$(1,085,702)	$(1,169,475)	$(83,773)

Elfun International Equity Fund

Schedule of Investments	March 31, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$7,700,214	$140,084,661	$—	$147,784,875
	Short-Term Investments	2,850,421	—	—	2,850,421

	Total Investments in Securities	$10,550,635	$140,084,661	$—	$150,635,296

	Other Financial Instruments
	Short Futures Contracts - Unrealized Depreciation	$(83,773)	$—	$—	$(83,773)

The Fund was invested in the following sectors at March 31, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	12.51%
Packaged Foods & Meats	6.70%
Life & Health Insurance	5.13%
Diversified Banks	4.85%
Semiconductor Equipment	4.81%
Electronic Equipment & Instruments	4.64%
Personal Products	4.60%
Building Products	4.49%
Apparel, Accessories & Luxury Goods	3.48%
Electrical Components & Equipment	3.43%
Healthcare Supplies	3.31%
Industrial Gases	3.20%
Integrated Oil & Gas	3.06%
Application Software	2.99%
Wireless Telecommunication Services	2.61%
Electronic Components	2.39%
Aerospace & Defense	2.21%
Financial Exchanges & Data	2.13%
Movies & Entertainment	1.80%
Security & Alarm Services	1.69%
Specialty Chemicals	1.66%
Trading Companies & Distributors	1.61%
Property & Casualty Insurance	1.60%
Apparel Retail	1.60%
Diversified Metals & Mining	1.57%
Multi-Line Insurance	1.53%
Construction Machinery & Heavy Trucks	1.32%
Internet & Direct Marketing Retail	1.22%
Industrial Machinery	1.15%
Construction Materials	1.14%
Semiconductors	1.07%
Asset Management & Custody Banks	1.07%

Elfun International Equity Fund

Schedule of Investments	March 31, 2020 (Unaudited)

Sector	Percentage (based on Fair Value)
Automobile Manufacturers	0.57%
Diversified Real Estate Activities	0.55%
Healthcare Services	0.42%

98.11%

Short-Term Investments
Short-Term Investments	1.89%

1.89%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income	Capital Gains Distributions
State Street Institutional Treasury Money Market Fund - Premier Class	3,100,915	3,100,915	3,589,010	5,257,129	—	—	1,432,796	$1,432,796	9,838	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,096,155	3,096,155	3,578,599	5,257,129	—	—	1,417,625	1,417,625	9,951	—

TOTAL		$6,197,070	$7,167,609	$10,514,258	$—	$—		$2,850,421	$19,789	$—

Elfun International Equity Fund

Notes to Schedule of Investments – March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s respective Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended March 31, 2020, the Fund entered into futures contracts for cash equitization.